Schedule I - Condensed Financial Information (Parent Company) (Schedule I - Condensed Statement of Income (Loss)) (Details) - Successor - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense	$ (208)	$ (600)
Operating income (loss)	(161)	198
Interest income	1	15
Impacts of Tax Receivable Agreement	(22)	213
Income (loss) before income taxes	(233)	250
Income tax (expense) benefit	70	(504)
Net income (loss)	(163)	(254)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expense	(7)	(47)
Operating income (loss)	(7)	(47)
Interest income	0	4
Impacts of Tax Receivable Agreement	(22)	213
Income (loss) before income taxes	(29)	170
Pretax equity in gains (losses) of consolidated subsidiaries	(204)	80
Income tax (expense) benefit	70	(504)
Net income (loss)	$ (163)	$ (254)